Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Amortization expense	$ 162,343	$ 162,343	$ 487,028	$ 487,028
Anivia [Member]
Restructuring Cost and Reserve [Line Items]
Weighted average remaining life for finite-lived intangible assets	6 years 5 months 12 days		6 years 5 months 12 days